Accrued Expenses and Other Current Liabilities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 22, 2014
Accounts Payable and Accrued Liabilities [Line Items]
Capital contribution liability	$ 2,254	[1]
Beijing Gehua CATV Network Co Ltd
Accounts Payable and Accrued Liabilities [Line Items]
Minority interest percentage			10.00%
Capital contribution liability			$ 2,254

[1]	Pursuant to an agreement dated December 22, 2014, Beijing Gehua CATV Network Co., Ltd. ("Gehua", a third party) has agreed to inject capital of $2,254 to Cyber Cloud in exchange of a 10% equity interest in Cyber Cloud. The transaction is subject to approval from relevant PRC governmental authority, which has not been obtained by December 31, 2014. The Group recorded the advance payment received from Gehua for the capital contribution as a liability as of December 31, 2014.